Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Dividends [Abstract]
Dividends paid, ordinary shares	$ 0	$ 0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 0	$ 0